Debt - Components of Debt (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2018 USD ($)	Mar. 31, 2019 USD ($) instrument	Dec. 31, 2018 USD ($) instrument	Dec. 31, 2018 USD ($) instrument	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Principal		$ 8,985,618	$ 9,171,929	$ 9,171,929	$ 10,115,393
Mortgage loans, floating rate, amount	$ 100,500
Amount of impairment on real estate assets			109,100
Far value of real estate pledged as collateral		2,500,000	2,500,000	2,500,000
Fixed Rate
Debt Instrument [Line Items]
Principal		2,977,707	2,997,136	2,997,136	3,238,219
Variable Rate
Debt Instrument [Line Items]
Principal		6,007,911	6,174,793	6,174,793	6,877,174
Line of Credit
Debt Instrument [Line Items]
Principal			0	0
Non-Recourse
Debt Instrument [Line Items]
Non-recourse debt	$ 1,800,000
Secured Debt
Debt Instrument [Line Items]
Principal			8,275,707	8,275,707
Recourse
Debt Instrument [Line Items]
Principal		932,882	933,421	933,421	985,441
Recourse | Fixed Rate
Debt Instrument [Line Items]
Principal		$ 652,765	$ 653,304	$ 653,304	655,324
Number of secured promissory notes | instrument		2	2	2
Recourse | Variable Rate
Debt Instrument [Line Items]
Principal		$ 280,117	$ 280,117	$ 280,117	330,117
Recourse | Line of Credit
Debt Instrument [Line Items]
Principal		$ 0	0	$ 0	$ 50,000
Weighted Average Interest Rate (Per Annum)					3.51%
Weighted Average Years Remaining to Maturity		2 years 9 months 18 days		3 years	3 years
Recourse | Line of Credit | Fixed Rate
Debt Instrument [Line Items]
Principal		$ 0	0	$ 0	$ 0
Recourse | Line of Credit | Variable Rate
Debt Instrument [Line Items]
Principal		$ 0	0	$ 0	$ 50,000
Weighted Average Interest Rate (Per Annum)					3.51%
Weighted Average Years Remaining to Maturity		2 years 9 months 18 days		3 years	3 years
Recourse | Convertible and Exchangeable Senior Notes
Debt Instrument [Line Items]
Principal		$ 616,105	$ 616,105	$ 616,105	$ 616,105
Weighted Average Interest Rate (Per Annum)		4.27%	4.27%	4.27%	4.27%
Weighted Average Years Remaining to Maturity		2 years 9 months 18 days		3 years	4 years
Recourse | Convertible and Exchangeable Senior Notes | Fixed Rate
Debt Instrument [Line Items]
Principal		$ 616,105	$ 616,105	$ 616,105	$ 616,105
Weighted Average Interest Rate (Per Annum)		4.27%	4.27%	4.27%	4.27%
Weighted Average Years Remaining to Maturity		2 years 9 months 18 days		3 years	4 years
Recourse | Convertible and Exchangeable Senior Notes | Variable Rate
Debt Instrument [Line Items]
Principal		$ 0	$ 0	$ 0	$ 0
Recourse | Junior Subordinated Notes
Debt Instrument [Line Items]
Principal		$ 280,117	$ 280,117	$ 280,117	$ 280,117
Weighted Average Interest Rate (Per Annum)		5.46%	5.66%	5.66%	4.56%
Weighted Average Years Remaining to Maturity		17 years 2 months 12 days		17 years 4 months 24 days	18 years 4 months 24 days
Recourse | Junior Subordinated Notes | Fixed Rate
Debt Instrument [Line Items]
Principal		$ 0	$ 0	$ 0	$ 0
Recourse | Junior Subordinated Notes | Variable Rate
Debt Instrument [Line Items]
Principal		$ 280,117	$ 280,117	$ 280,117	$ 280,117
Weighted Average Interest Rate (Per Annum)		5.46%	5.66%	5.66%	4.56%
Weighted Average Years Remaining to Maturity		17 years 2 months 12 days		17 years 4 months 24 days	18 years 4 months 24 days
Recourse | Secured and Unsecured Debt
Debt Instrument [Line Items]
Principal			$ 37,199	$ 37,199	$ 39,219
Weighted Average Interest Rate (Per Annum)			5.02%	5.02%	5.02%
Weighted Average Years Remaining to Maturity				6 years 10 months 24 days	7 years 10 months 24 days
Recourse | Secured and Unsecured Debt | Fixed Rate
Debt Instrument [Line Items]
Principal			$ 37,199	$ 37,199	$ 39,219
Weighted Average Interest Rate (Per Annum)			5.02%	5.02%	5.02%
Weighted Average Years Remaining to Maturity				6 years 10 months 24 days	7 years 10 months 24 days
Recourse | Secured and Unsecured Debt | Variable Rate
Debt Instrument [Line Items]
Principal			$ 0	$ 0	$ 0
Recourse | Secured Debt
Debt Instrument [Line Items]
Principal		$ 36,660
Weighted Average Interest Rate (Per Annum)		5.02%
Weighted Average Years Remaining to Maturity		6 years 8 months 12 days
Recourse | Secured Debt | Fixed Rate
Debt Instrument [Line Items]
Principal		$ 36,660
Weighted Average Interest Rate (Per Annum)		5.02%
Weighted Average Years Remaining to Maturity		6 years 8 months 12 days
Recourse | Secured Debt | Variable Rate
Debt Instrument [Line Items]
Principal		$ 0
Non-Recourse
Debt Instrument [Line Items]
Principal		8,052,736	8,238,508	8,238,508	9,129,952
Non-Recourse | Fixed Rate
Debt Instrument [Line Items]
Principal		2,324,942	2,343,832	2,343,832	2,582,895
Non-Recourse | Variable Rate
Debt Instrument [Line Items]
Principal		5,727,794	5,894,676	5,894,676	6,547,057
Non-Recourse | Securitization bonds payable
Debt Instrument [Line Items]
Principal					$ 391,231
Weighted Average Interest Rate (Per Annum)					3.05%
Weighted Average Years Remaining to Maturity					28 years 6 months
Non-Recourse | Securitization bonds payable | Fixed Rate
Debt Instrument [Line Items]
Principal					$ 30,132
Weighted Average Interest Rate (Per Annum)					3.45%
Weighted Average Years Remaining to Maturity					29 years 10 months 24 days
Non-Recourse | Securitization bonds payable | Variable Rate
Debt Instrument [Line Items]
Principal					$ 361,099
Weighted Average Interest Rate (Per Annum)					3.02%
Weighted Average Years Remaining to Maturity					28 years 4 months 24 days
Non-Recourse | Secured and Unsecured Debt | Healthcare
Debt Instrument [Line Items]
Principal		$ 3,243,943	$ 3,240,680	$ 3,240,680	$ 3,288,256
Weighted Average Interest Rate (Per Annum)		5.28%	5.31%	5.31%	5.03%
Weighted Average Years Remaining to Maturity		2 years 2 months 12 days		2 years 2 months 12 days	3 years
Non-Recourse | Secured and Unsecured Debt | Hospitality
Debt Instrument [Line Items]
Principal		$ 2,659,536	$ 2,648,072	$ 2,648,072	$ 2,608,719
Weighted Average Interest Rate (Per Annum)		5.64%	5.71%	5.71%	4.69%
Weighted Average Years Remaining to Maturity		3 years 8 months 12 days		3 years 9 months 18 days	3 years 8 months 12 days
Non-Recourse | Secured and Unsecured Debt | Other Real Estate Equity
Debt Instrument [Line Items]
Principal		$ 1,863,579	$ 1,990,245	$ 1,990,245	$ 2,215,998
Weighted Average Interest Rate (Per Annum)		4.36%	4.39%	4.39%	4.03%
Weighted Average Years Remaining to Maturity		3 years 2 months 12 days		3 years 8 months 12 days	4 years 7 months 6 days
Non-Recourse | Secured and Unsecured Debt | Real Estate Debt
Debt Instrument [Line Items]
Principal		$ 285,678	$ 359,511	$ 359,511	$ 625,748
Weighted Average Interest Rate (Per Annum)		4.59%	4.50%	4.50%	4.05%
Weighted Average Years Remaining to Maturity		2 years 7 months 6 days		2 years 4 months 24 days	3 years 3 months 18 days
Non-Recourse | Secured and Unsecured Debt | Fixed Rate | Healthcare
Debt Instrument [Line Items]
Principal		$ 2,130,999	$ 2,130,999	$ 2,130,999	$ 2,168,936
Weighted Average Interest Rate (Per Annum)		4.62%	4.62%	4.62%	4.65%
Weighted Average Years Remaining to Maturity		1 year 8 months 12 days		1 year 10 months 24 days	2 years 10 months 24 days
Long-term debt, repayment of principal in next twelve months		$ 1,725,000	$ 1,700,000	$ 1,700,000
Non-Recourse | Secured and Unsecured Debt | Fixed Rate | Hospitality
Debt Instrument [Line Items]
Principal		$ 12,559	$ 12,019	$ 12,019	$ 9,038
Weighted Average Interest Rate (Per Annum)		13.01%	12.99%	12.99%	11.00%
Weighted Average Years Remaining to Maturity		2 years 4 months 24 days		2 years 7 months 6 days	3 years 7 months 6 days
Non-Recourse | Secured and Unsecured Debt | Fixed Rate | Other Real Estate Equity
Debt Instrument [Line Items]
Principal		$ 181,384	$ 200,814	$ 200,814	$ 374,789
Weighted Average Interest Rate (Per Annum)		4.23%	4.02%	4.02%	4.07%
Weighted Average Years Remaining to Maturity		3 years 7 months 6 days		3 years 9 months 18 days	5 years 6 months
Outstanding principal in payment default					$ 384,500
Non-Recourse | Secured and Unsecured Debt | Fixed Rate | Real Estate Debt
Debt Instrument [Line Items]
Principal		$ 0	$ 0	$ 0	0
Non-Recourse | Secured and Unsecured Debt | Fixed Rate | Healthcare And Hospitality
Debt Instrument [Line Items]
Outstanding principal not in compliance with certain covenants		460,200	538,500	538,500
Non-Recourse | Secured and Unsecured Debt | Variable Rate | Healthcare
Debt Instrument [Line Items]
Principal		$ 1,112,944	$ 1,109,681	$ 1,109,681	$ 1,119,320
Weighted Average Interest Rate (Per Annum)		6.54%	6.64%	6.64%	5.75%
Weighted Average Years Remaining to Maturity		3 years 1 month 6 days		2 years 8 months 12 days	3 years
Non-Recourse | Secured and Unsecured Debt | Variable Rate | Hospitality
Debt Instrument [Line Items]
Principal		$ 2,646,977	$ 2,636,053	$ 2,636,053	$ 2,599,681
Weighted Average Interest Rate (Per Annum)		5.60%	5.68%	5.68%	4.67%
Weighted Average Years Remaining to Maturity		3 years 8 months 12 days		3 years 9 months 18 days	3 years 8 months 12 days
Non-Recourse | Secured and Unsecured Debt | Variable Rate | Other Real Estate Equity
Debt Instrument [Line Items]
Principal		$ 1,682,195	$ 1,789,431	$ 1,789,431	$ 1,841,209
Weighted Average Interest Rate (Per Annum)		4.38%	4.43%	4.43%	4.02%
Weighted Average Years Remaining to Maturity		3 years 2 months 12 days		3 years 7 months 6 days	4 years 4 months 24 days
Non-Recourse | Secured and Unsecured Debt | Variable Rate | Real Estate Debt
Debt Instrument [Line Items]
Principal		$ 285,678	$ 359,511	$ 359,511	$ 625,748
Weighted Average Interest Rate (Per Annum)		4.59%	4.50%	4.50%	4.05%
Weighted Average Years Remaining to Maturity		2 years 7 months 6 days		2 years 4 months 24 days	3 years 3 months 18 days